Debt - Schedule of Debt (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Jun. 30, 2025
Schedule of Debt [Abstract]
Total debt, gross	¥ 2,298
Less: Deferred finance charges	380
Total debt, net of deferred finance charges	¥ 1,918